Transactions in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure About The Transactions In Foreign Currency Abstract
Schedule of assets and liabilities
	2022	2021
	US$(000)	US$(000)

Assets
Cash and cash equivalents	4,426	51,343
Trade and other receivables	3,262	4,946
Advances to suppliers for work in progress	18,899	10,175
	26,587	66,464

Liabilities
Trade and other payables	(18,399)	(10,356)
Interest-bearing loans and borrowings	(131,612)	(149,612)
	(150,011)	(159,968)
Cross currency swap position	132,000	132,000
Net monetary position	8,576	38,496